Per Share Data (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2019, 2020 and 2021, there
was no stock compensation which was antidilutive.

	Millions of yen
	2019	2020	2021
Net Income attributable to ORIX Corporation shareholders	¥323,745	¥302,700	¥192,384

	Thousands of shares
	2019	2020	2021
Weighted-average shares	1,280,020	1,275,166	1,236,897
Effect of dilutive securities
Stock compensation	1,107	1,153	1,197

Weighted-average shares for diluted EPS computation	1,281,127	1,276,319	1,238,094

	Yen
	2019	2020	2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥252.92	¥237.38	¥155.54
Diluted	252.70	237.17	155.39

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (
1,740,314
shares,
1,735,570
shares and
1,897,979
shares in fiscal 2019, 2020 and 2021).